Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,915,000.00
Total Fee Amount	954.96
Total Offset Amount	0.00
Net Fee	$ 954.96
Offering Table N/A
Offset Table N/A	N/A